UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2454

Oppenheimer Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value
Short-Term Notes/Commercial Paper—1.7%
New York City Housing Development Corp.:
1.05%[1]	11/7/17	11/7/17	$4,200,000	$4,200,000
1.05%[1]	11/7/17	11/7/17	17,440,000	17,440,000
1.08%[1]	11/7/17	11/7/17	2,800,000	2,800,000
New York State Dorm Authority, 1.08%[1]	11/7/17	11/7/17	1,625,000	1,625,000
New York State Housing Finance Agency:
1.05%[1]	11/7/17	11/7/17	1,700,000	1,700,000
1.10%[1]	11/7/17	11/7/17	3,400,000	3,400,000
Total Short-Term Notes/Commercial Paper (Cost $31,165,000)				31,165,000
U.S. Government Agencies—52.3%
Federal Agricultural Mortgage Corp.:
0.875%	12/29/17	12/29/17	13,400,000	13,406,868
1.128% [US0001M+(10.5)][2]	11/4/17	9/4/18	11,000,000	11,000,000
1.15% [FEDL01+(1)][2]	11/1/17	7/3/18	16,000,000	16,000,000
1.202% [US0001M+(3)][2]	11/3/17	1/3/18	15,000,000	15,000,000
1.202% [US0001M+(3)][2]	11/3/17	11/3/17	15,000,000	15,000,000
1.23% [FEDL01+7][2]	11/1/17	12/1/17	15,000,000	15,000,000
1.24% [FEDL01+8][2]	11/1/17	12/27/17	8,000,000	8,000,000
1.26% [FEDL01+10][2]	11/1/17	12/1/17	10,000,000	10,000,000
Federal Farm Credit Bank:
0.80%	3/8/18	3/8/18	3,750,000	3,744,505
1.085%	2/8/18	2/8/18	8,000,000	7,976,350
1.09%	2/26/18	2/26/18	5,000,000	4,982,450
1.109%	1/18/18	1/18/18	4,000,000	3,990,467
1.13%	2/13/18	2/13/18	4,000,000	3,987,058
1.131%	1/25/18	1/25/18	11,000,000	10,970,911
1.162%	3/19/18	3/19/18	3,000,000	2,986,775
1.25% [US0001M+1][2]	11/27/17	11/27/17	8,780,000	8,780,354
1.265%	6/28/18	6/28/18	8,000,000	7,933,611
1.269% [US0001M+3][2]	11/22/17	3/22/18	2,000,000	2,001,381
1.27% [FCPR DLY+(298)][2]	11/1/17	3/9/18	5,750,000	5,752,417
1.27% [FCPR DLY+(298)][2]	11/1/17	5/14/18	6,000,000	6,001,372
1.271%	5/30/18	5/30/18	12,000,000	11,991,680
1.273% [US0001M+3.5][2]	11/8/17	12/8/17	1,250,000	1,250,241
1.279% [US0003M+(5)][2]	12/26/17	3/26/18	5,850,000	5,855,610
1.289% [US0001M+5][2]	11/16/17	4/16/18	11,485,000	11,495,171
1.291%	6/1/18	6/1/18	10,500,000	10,488,406
1.309% [US0001M+7][2]	11/20/17	11/20/17	4,000,000	4,000,489
1.328% [US0001M+9][2]	11/25/17	5/25/18	2,000,000	2,002,437
1.347% [US0003M+(1)][2]	1/19/18	10/19/18	8,000,000	8,013,843
1.35% [FCPR DLY+(290)][2]	11/1/17	5/14/18	10,000,000	10,000,000
1.383% [USBMMY3M+25][2]	11/1/17	12/18/17	2,000,000	2,000,565
1.40% [FCPR DLY+(285)][2]	11/1/17	4/5/18	10,000,000	10,011,395
1.483% [USBMMY3M+22][2]	11/1/17	11/20/17	6,000,000	6,000,262

1      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank:
0.987% [US0003M+(33)][2]	12/7/17	3/7/18	$13,000,000	$12,998,949
1.063% [US0001M+(17.5)][2]	11/25/17	1/25/18	10,000,000	10,000,000
1.073% [US0001M+(16.5)][2]	11/25/17	1/25/18	18,000,000	17,999,564
1.079%	11/30/17	11/30/17	10,000,000	9,991,340
1.085% [US0001M+(15.5)][2]	11/26/17	12/26/17	15,000,000	15,000,000
1.092% [US0001M+(14.5)][2]	11/17/17	4/17/18	14,000,000	14,000,000
1.093% [US0001M+(14.5)][2]	11/12/17	3/12/18	14,500,000	14,500,000
1.093%	1/12/18	1/12/18	5,000,000	4,989,100
1.094%	11/27/17	11/27/17	10,000,000	9,992,128
1.096% [US0003M+(27.5)][2]	1/26/18	1/26/18	11,000,000	11,000,000
1.098% [US0001M+(14)][2]	11/6/17	4/6/18	15,000,000	15,000,000
1.103% [US0001M+(13.5)][2]	11/9/17	5/9/18	10,000,000	10,000,000
1.108% [US0001M+(13)][2]	11/25/17	7/25/18	11,000,000	11,000,000
1.11% [US0003M+(20.75)][2]	11/25/17	2/23/18	10,000,000	10,000,000
1.111% [US0003M+(21)][2]	12/18/17	12/18/17	6,000,000	6,000,223
1.112% [US0003M+(20.5)][2]	11/28/17	2/28/18	10,000,000	10,000,596
1.117% [US0003M+(20)][2]	12/8/17	3/8/18	11,000,000	11,000,000
1.118%	1/17/18	1/17/18	5,000,000	4,988,076
1.124% [US0001M+(11.5)][2]	11/23/17	8/23/18	11,000,000	11,000,000
1.125%	4/25/18	4/25/18	4,500,000	4,497,357
1.125% [US0003M+(19)][2]	11/22/17	11/22/17	20,000,000	20,000,000
1.127% [US0003M+(22)][2]	1/6/18	4/6/18	10,000,000	10,000,000
1.129% [US0003M+(19)][2]	12/14/17	9/14/18	10,000,000	10,000,000
1.129% [US0003M+(22)][2]	1/9/18	7/9/18	2,000,000	1,999,675
1.132%	12/27/17	12/27/17	30,000,000	29,947,453
1.133% [US0003M+(21)][2]	1/5/18	7/5/18	11,000,000	11,000,000
1.137%	1/24/18	1/24/18	9,000,000	8,976,241
1.137%	3/19/18	3/19/18	6,690,000	6,682,356
1.141% [US0003M+(18)][2]	12/16/17	3/16/18	19,000,000	19,005,671
1.143%	2/28/18	2/28/18	23,400,000	23,312,082
1.143%	1/26/18	1/26/18	14,000,000	13,961,873
1.146%	2/9/18	2/9/18	9,500,000	9,469,917
1.148%	1/23/18	1/23/18	10,000,000	9,973,601
1.15% [US0003M+(17)][2]	12/15/17	3/15/18	10,000,000	10,003,293
1.154% [US0003M+(16.25)][2]	12/1/17	3/1/18	9,000,000	9,001,344
1.155%	3/9/18	3/9/18	20,900,000	20,814,629
1.157% [US0003M+(32)][2]	11/26/17	2/26/18	12,500,000	12,501,462
1.166%	3/7/18	3/7/18	13,000,000	12,947,220
1.169% [US0001M+(7)][2]	11/22/17	11/22/17	10,000,000	9,999,927
1.182%	3/23/18	3/23/18	1,981,000	1,971,819
1.187%	3/19/18	3/19/18	10,000,000	9,954,767
1.187%	8/7/18	8/7/18	11,980,000	11,919,583
1.212%	4/6/18	4/6/18	11,000,000	10,942,562
1.238%	4/13/18	4/13/18	6,000,000	5,966,585
1.25%	6/8/18	6/8/18	6,000,000	6,000,623
1.25%	6/28/18	6/28/18	2,000,000	1,998,599

2      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
1.252% [US0001M+1][2]	11/28/17	11/28/17	$10,000,000	$10,000,049
1.253% [US0001M+1.5][2]	11/8/17	12/8/17	15,000,000	14,999,923
1.262% [US0001M+2.5][2]	11/17/17	5/17/18	3,000,000	3,002,715
1.274%	7/24/18	7/24/18	10,000,000	9,998,299
1.281%	7/27/18	7/27/18	9,000,000	8,997,937
1.306% [US0003M+(6.5)][2]	1/26/18	1/26/18	12,800,000	12,807,871
1.308% [US0001M+7][2]	11/5/17	12/5/17	20,790,000	20,792,849
1.308% [US0001M+7][2]	11/7/17	12/7/17	19,215,000	19,217,503
1.309% [US0003M+(4)][2]	1/8/18	1/8/18	11,000,000	11,003,449
1.313% [US0001M+7.5][2]	11/7/17	12/7/17	5,000,000	5,001,244
1.314% [US0003M+(3.5)][2]	1/8/18	1/8/18	7,000,000	7,002,952
1.375%	3/9/18	3/9/18	10,695,000	10,701,935
Federal Home Loan Mortgage Corp.:
0.80%	12/28/17	12/28/17	2,000,000	1,999,087
0.828%	1/12/18	1/12/18	6,200,000	6,197,029
0.875%	3/7/18	3/7/18	4,539,000	4,534,020
0.899%	12/15/17	12/15/17	8,000,000	8,000,971
1.237%	5/25/18	5/25/18	1,900,000	1,897,469
1.279% [US0001M+4][2]	11/13/17	11/13/17	13,000,000	13,000,321
5.00%	2/1/18	2/1/18	7,500,000	7,571,208
Federal National Mortgage Assn.:
0.875%	2/8/18	2/8/18	4,000,000	3,996,855
1.14%	3/28/18	3/28/18	15,215,000	15,192,734
1.197%	5/21/18	5/21/18	5,158,000	5,147,675
1.203%	7/20/18	7/20/18	6,000,000	5,994,170
1.264%	7/27/18	7/27/18	4,000,000	3,984,996
1.285%	9/18/18	9/18/18	5,000,000	5,025,663
Freddie Mac:
0.814%	11/17/17	11/17/17	4,000,000	4,007,468
1.176%	3/14/18	3/14/18	3,000,000	2,987,032
Total U.S. Government Agencies (Cost $990,996,657)				990,996,657
U.S. Government Obligations—3.3%
United States Treasury Nts.:
0.842%	11/15/17	11/15/17	12,500,000	12,500,157
0.854%	11/15/17	11/15/17	32,400,000	32,441,679
1.023%	3/15/18	3/15/18	8,000,000	7,996,245
1.145%	1/31/18	1/31/18	10,000,000	9,993,006
Total U.S. Government Obligations (Cost $62,931,087)				62,931,087
Repurchase Agreements—40.4%
Repurchase Agreements[3] (Cost $765,400,000)			765,400,000	765,400,000

3      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—2.3%
Oppenheimer Institutional Government Money Market Fund,
Cl. E, 1.01%[4,5] (Cost $44,147,587)	44,147,587	$44,147,587

Total Investments, at Value (Cost $1,894,640,331)	100.0%	1,894,640,331

Net Other Assets (Liabilities)	0.0	481,313

Net Assets	100.0%	$1,895,121,644

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
Credit Agricole Corp. & Investment Bank	1.05%	10/26/17	11/2/17	$10,000,000
Credit Agricole Corp. & Investment Bank	1.05	10/25/17	11/1/17	5,000,000
Credit Agricole Corp. & Investment Bank	1.06	10/16/17	11/1/17	10,000,000
Credit Agricole Corp. & Investment Bank	1.06	10/31/17	11/1/17	50,700,000
Credit Agricole Corp. & Investment Bank	1.08	10/25/17	11/29/17	25,000,000
Deutsche Bank Securities, Inc.	1.06	10/31/17	11/1/17	10,000,000
Deutsche Bank Securities, Inc.	1.07	10/25/17	11/1/17	10,000,000
Deutsche Bank Securities, Inc.	1.07	10/26/17	11/2/17	11,000,000
Deutsche Bank Securities, Inc.	1.12	10/24/17	11/27/17	20,000,000
Deutsche Bank Securities, Inc.	1.12	10/24/17	11/28/17	20,000,000

4      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Footnotes to Statement of Investments (Continued)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
INTL FCStone
Financial, Inc.	1.10%	10/31/17	11/7/17	$50,000,000
RBC Dominion
Securities, Inc.	1.04	10/25/17	11/1/17	48,000,000
RBC Dominion
Securities, Inc.	1.05	10/26/17	11/2/17	20,000,000
RBC Dominion
Securities, Inc.	1.06	10/31/17	11/1/17	50,000,000
RBC Dominion
Securities, Inc.	1.06	10/31/17	11/1/17	192,700,000
South Street
Securities LLC	1.10	10/31/17	11/1/17	196,000,000
TD Securities
(USA) LLC	1.05	10/31/17	11/1/17	10,000,000
TD Securities
(USA) LLC	1.05	10/27/17	11/3/17	27,000,000

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole
Corp. &	United States Treasury Nts.,
Investment Bank	1.375%, 1/31/20	$(10,202,134)	$10,000,000	$10,002,092
Credit Agricole
Corp. &	United States Treasury Nts.,
Investment Bank	1.375%, 1/31/20	(5,101,117)	5,000,000	5,001,095
Credit Agricole
Corp. &	United States Treasury Nts.,
Investment Bank	1.375%, 1/31/20	(10,204,828)	10,000,000	10,004,733
Credit Agricole
Corp. &	United States Treasury Nts.,
Investment Bank	2.125%, 2/29/24	(51,715,555)	50,700,000	50,701,525
Credit Agricole
Corp. &	United States Treasury Nts.,
Investment Bank	1.375%, 1/31/20	(25,526,838)	25,000,000	25,026,311
Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 0.979%, 2/23/18	(10,201,938)	10,000,000	10,001,900
Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 0.979%, 2/23/18	(10,206,939)	10,000,000	10,006,803
Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 0.979%, 2/23/18	(11,222,132)	11,000,000	11,002,090
Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 0.979%, 2/23/18	(20,408,877)	20,000,000	20,008,703
Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 0.979%, 2/23/18	(20,408,877)	20,000,000	20,008,703
	U.S. Government Agency
INTL FCStone	Mortgages, 0.00%-7.50%,
Financial, Inc.	1/1/18-11/25/57	(51,797,723)	50,000,000	50,001,528

5      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
	United States Treasury
RBC Dominion	Nts., 1.625%-2.00%,
Securities, Inc.	7/31/20-5/31/24	$(48,969,904)	$48,000,000	$48,009,710
RBC Dominion	United States Treasury Nts.,
Securities, Inc.	1.625%, 7/31/20	(20,403,636)	20,000,000	20,003,564
RBC Dominion	United States Treasury Nts.,
Securities, Inc.	2.00%, 5/31/24	(51,001,512)	50,000,000	50,001,482
RBC Dominion	U.S. Government Agency
Securities, Inc.	Mortgages, 3.00%, 7/20/46	(196,559,788)	192,700,000	192,705,674
	U.S. Government Agency
South Street	Mortgages, 1.25%-6.725%,
Securities LLC	11/25/17-5/1/50	(199,969,735)	196,000,000	196,005,989
TD Securities	U.S. Government Agency
(USA) LLC	Mortgages, 1.75%, 6/12/20	(10,203,698)	10,000,000	10,003,626
	United States Treasury
	Nts., 1.875%, 7/31/22 and
TD Securities	U.S. Government Agency
(USA) LLC	Mortgages, 1.25%, 6/5/20	(27,544,092)	27,000,000	27,004,012
		$(781,649,323)	$765,400,000	$765,499,540

a. Includes accrued interest.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	63,992,835	154,752	20,000,000	44,147,587

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	$44,147,587	$156,393	$—	$—

Glossary:

Definitions
FCPR DLY	Federal Reserve Bank Prime Loan Rate US Daily
FEDL01	US Federal Funds Effective Rate (continuous series)
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0001M	ICE LIBOR USD 1 Month

6      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Footnotes to Statement of Investments (Continued)

Definitions (Continued)
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury Bill 3 Month Money Market Yield

7      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Government Money Market Fund (the “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can

8      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

2. Securities Valuation (Continued)

obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Short-Term Notes/Commercial
Paper	$—	$31,165,000	$—	$31,165,000
U.S. Government Agencies	—	990,996,657	—	990,996,657
U.S. Government Obligations	—	62,931,087	—	62,931,087
Repurchase Agreement	—	765,400,000	—	765,400,000
Investment Company	44,147,587	—	—	44,147,587
Total Assets	$44,147,587	$1,850,492,744	$—	$1,894,640,331

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net

9      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the

U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

10      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Repurchase Agreements and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$5,001,095	$(5,101,117)	$(100,022)
Credit Agricole Corp. & Investment Bank	10,002,092	(10,202,134)	(200,042)
Credit Agricole Corp. & Investment Bank	10,004,733	(10,204,828)	(200,095)
Credit Agricole Corp. & Investment Bank	50,701,525	(51,715,555)	(1,014,030)
Credit Agricole Corp. & Investment Bank	25,026,311	(25,526,838)	(500,527)
Deutsche Bank Securities, Inc.	10,001,900	(10,201,938)	(200,038)
Deutsche Bank Securities, Inc.	10,006,803	(10,206,939)	(200,136)
Deutsche Bank Securities, Inc.	11,002,090	(11,222,132)	(220,042)
Deutsche Bank Securities, Inc.	20,008,703	(20,408,877)	(400,174)
Deutsche Bank Securities, Inc.	20,008,703	(20,408,877)	(400,174)
INTL FCStone Financial, Inc.	50,001,528	(51,797,723)	(1,796,195)
RBC Dominion Securities, Inc.	48,009,710	(48,969,904)	(960,194)
RBC Dominion Securities, Inc.	20,003,564	(20,403,636)	(400,072)
RBC Dominion Securities, Inc.	192,705,674	(196,559,788)	(3,854,114)
RBC Dominion Securities, Inc.	50,001,482	(51,001,512)	(1,000,030)
South Street Securities LLC	196,005,989	(199,969,735)	(3,963,746)

11      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Repurchase Agreements (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements (Continued)
TD Securities (USA) LLC	$10,003,626	$(10,203,698)	$(200,072)
TD Securities (USA) LLC	27,004,012	(27,544,092)	(540,080)
	$765,499,540

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

12      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Government Money Market Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017